Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2018	Aug. 24, 2018	Aug. 01, 2018	Dec. 31, 2017	Nov. 04, 2013
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	388.0			329.0
Investment Owned, Face Amount	SFr 16			SFr 13
Portion of registered Group shares held by related party (as a percent)	15.19%			12.88%
Investment Owned, Investment Additional Information	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.
Qatar Holding LLC
Related party disclosures
Shares held by related party		133.2
Portion of registered Group shares held by related party (as a percent)		5.21%
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	149.0			140.0
Investment Owned, Face Amount	SFr 6			SFr 6
Portion of registered Group shares held by related party (as a percent)	5.84%			5.49%
Harris Associates Investment Trust
Related party disclosures
Portion of registered Group shares held by related party (as a percent)			4.97%